CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 139,848	$ 94,973	$ 54,067
Cost of goods sold	(45,349)	(36,764)	(17,456)
Gross profit	94,499	58,209	36,611
Selling expenses	(44,673)	(33,668)	(12,722)
Administrative expenses	(54,274)	(47,495)	(20,102)
Research and development expenses	(26,345)	(22,141)	(9,632)
Other operating income	191	443	475
Operating loss	(30,602)	(44,652)	(5,370)
Interest income	1,159	98	0
Interest expense	(531)	(2,146)	(6,631)
Foreign exchange gain	14,059	1,874	5,455
Other financial income/(expense)	508	(1,719)	(713)
Loss before tax	(15,407)	(46,545)	(7,259)
Income tax benefit	2,556	8,206	479
Net loss for the period (Attributable to shareholders of the Company)	(12,851)	(38,339)	(6,780)
Items that may be reclassified to profit or loss:
Exchange differences from translation of foreign operations	(60,289)	(37,659)	36,761
Other comprehensive (loss)/income for the, period, net of tax	(60,289)	(37,659)	36,761
Total comprehensive (loss)/income for the period, net of tax	(73,140)	(75,998)	29,981
Total comprehensive (loss)/income for the period (Attributable to shareholders of the company)	$ (73,140)	$ (75,998)	$ 29,981
Diluted loss per share (in dollars per share)	$ (0.11)	$ (0.43)	$ (1.10)
Basic loss per share (in dollars per share)	$ (0.11)	$ (0.43)	$ (1.10)